Common Stock and Warrants - Common Stock Activity (Details) - shares	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance (in shares)	67,223,913	56,760,111	36,350,785	36,350,785	26,455,352	14,657,430
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures, Total (in shares)	22,180	64,277	60,922		101,739
Common stock issued as compensation to third-parties (in shares)	74,726	189,980	39,767
Common stock issued as a result of Deerfield Optional Conversion Feature conversion (in shares)						598,568
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in shares)	4,470				101,739	23,682
Balance (in shares)	72,514,304	67,223,913	56,760,111	72,514,304	36,350,785	26,455,352
Optional Exchange Principal Amount [Member]
Common stock issued as a result of Deerfield Optional Conversion Feature conversion (in shares)	5,189,015	5,250,000	16,000,000		2,000,000
Equity Line of Credit [Member]
Stock Issued During Period, Shares, New Issues (in shares)		4,959,545	4,308,637		3,521,471